RIGHT OF USE ASSETS (Tables)	12 Months Ended
Jun. 30, 2024
Right-of-use asset for leased properties
$
Balance, June 30, 2022	4,451,385
Additions during the year	-
Depreciation for the year	(694,730)
Impairment	(1,416,691)
Foreign exchange translation	55,085
Balance, June 30, 2023	2,395,049
Additions during the year	-
Depreciation for the year	(491,705)
Foreign exchange translation	57,139
Balance, June 30, 2024	1,960,483